Income Taxes (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Income Taxes [Line Items]
Enterprise income tax rate	25.00%
Dividend payment percentage	10.00%
Reduced tax rate percentage	5.00%
Underpayment of income tax liability (in Yuan Renminbi)	¥ 100
Valuation allowance (in Yuan Renminbi)	411,733		¥ 348,868
Operating loss carry-forwards (in Yuan Renminbi)	¥ 1,664,942		1,445,512
Percentage of provision for income taxes	25.00%	25.00%
Withholdings tax rate	10.00%
Undistributed earnings of group's subsidiaries and VIEs (in Yuan Renminbi)	¥ 1,152,524		1,036,638
Undistributed earnings of deferred tax liability (in Yuan Renminbi)	¥ 57,626		¥ 51,832
Tax Jurisdiction of Domicile [Extensible Enumeration]	Tax Jurisdiction of Domicile [Extensible Enumeration]
Fanhua Lianxing Insurance Sales Co Ltd [Member]
Income Taxes [Line Items]
Valuation allowance (in Yuan Renminbi)	¥ 62,865	¥ 55,359
Hong Kong [Member]
Income Taxes [Line Items]
Profits tax rate	16.50%
Current rate of taxation	8.25%	8.25%
Reduced tax rate percentage	5.00%
Withholdings tax rate	5.00%
PRC [Member]
Income Taxes [Line Items]
Dividend distribution withholding tax rate	5.00%	5.00%
Percentage of provision for income taxes	25.00%
Tax residents rate	25.00%